Accounts Receivable, Net	6 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of September 30, 2023 and March 31, 2023:

	As of September 30,	As of March 31,
	2023	2023
Accounts receivable	$16,505	$2,560,894
Less: allowance for doubtful accounts	-	(854,615)
Accounts receivable from discontinued operations (Note 15)	-	(1,706,279)
Accounts receivable, net	$16,505	$-

	As of September 30,	As of March 31,
	2023	2023
Beginning balance	$854,615	$463,514
Provision for doubtful accounts	-	854,615
Written-off	(854,615)	(463,514)
Allowance for doubtful accounts from discontinued operations		(854,615)
Ending balance	$-	$-